Financial income and expense - Summary of financial expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information about Financial Expense [Abstract]
Interest expense, Financial liabilities measured at AC		¥ 6,377	¥ 5,916
Interest expense, Other		8,223	8,292
Foreign exchange loss, net	[1]	1,612	16,191
Loss on revaluation of equity instruments, Financial assets measured at FVPL	[2]	66,177
Other		21,751	10,683
Total		¥ 104,140	¥ 41,082

[1]	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.
[2]	Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares owned as of March 31, 2021 and March 31, 2022 resulted in unrealized gain, net of costs to be paid to Sony’s artists and distributed labels, of 51,310 million yen (480 million U.S. dollars) and unrealized loss, net of a decrease in costs to be paid to Sony’s artists and distributed labels, of 45,017 million yen (395 million U.S. dollars) respectively.